Leases	6 Months Ended
Jun. 30, 2024
Presentation of leases for lessee [abstract]
Leases	Leases
Boston lease
On June 27, 2024 the Company entered into a 76-month lease for office space in Boston, Massachusetts primarily to support the expansion of the Company’s growth in the United States. The lease in total is for approximately 12,807 square feet with lease commencement initiating upon the Company gaining access to the leased space, which has not occurred as June 30, 2024.